Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Deferred:
Federal	$ 57
Change in valuation allowance	(57)	$ (10,941)
Total income tax benefit (expense)	$ 0	$ 0